Property and equipment (Details) - CAD	Dec. 31, 2015	Dec. 31, 2014
Gross property and equipment	CAD 6,260,694	CAD 2,676,230
Less accumulated depreciation, amortization and impairment	2,581,709	2,438,766
Net property and equipment	3,678,985	237,464
Survey equipment
Gross property and equipment	656,237	643,319
Less accumulated depreciation, amortization and impairment	571,595	535,283
Net property and equipment	84,642	108,036
Aircraft
Gross property and equipment	2,734,611
Less accumulated depreciation, amortization and impairment	15,351
Net property and equipment	2,719,260
Computers and software
Gross property and equipment	1,180,873	1,100,593
Less accumulated depreciation, amortization and impairment	1,098,876	1,051,810
Net property and equipment	81,997	48,783
Furniture and other equipment
Gross property and equipment	528,420	528,420
Less accumulated depreciation, amortization and impairment	481,297	469,516
Net property and equipment	47,123	58,904
Leasehold improvements
Gross property and equipment	1,160,553	403,898
Less accumulated depreciation, amortization and impairment	414,590	382,157
Net property and equipment	CAD 745,963	CAD 21,741